SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Consolidation

The Company consolidates entities in which the Company has a majority voting interest and entities that meet the criteria for variable interest entities for which the Company is deemed to be the primary beneficiary for accounting purposes. The Company eliminates intercompany transactions and accounts in consolidation.

Functional and presentation currency

These consolidated financial statements are presented in U.S. Dollars (“USD”), which is the functional and reporting currency of the Company. The majority of the Company’s sales are denominated in USD. Each subsidiary of NESR determines its own functional currency and items included in the financial statements of each subsidiary are measured using that functional currency. All financial information presented in USD is rounded to the nearest thousand, unless otherwise indicated.

Transactions in foreign currencies are translated to the respective functional currency of the Company’s subsidiaries at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency at the exchange rate as of the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated to the functional currency at the exchange rate when the fair value was determined. Foreign currency differences are generally recognized in profit or loss. Non-monetary items that are measured based on historical cost in a foreign currency are not translated.

Revenue recognition

The Company recognizes revenue from contracts with customers upon transfer of control of promised services to customers at an amount that reflects the consideration it expects to receive in exchange of services. The Company typically receives “callouts” from its customers for specific services at specific customer locations, typically initiated by the receipt of a purchase/service order or similar document from the customer. Customer callouts request that the Company provide a “suite of services” to fulfill the service order, encompassing personnel, use of Company equipment, and supplies required to perform the work. Rates for these services are defined in the Company’s contracts with customers. The term between invoicing and when the payment is due is typically 30-60 days.

Revenue is recognized for each performance obligation when the customer obtains control of the service the Company is providing. For most services, control is obtained over time as (1) the customer simultaneously receives and consumes the benefits provided by the Company’s performance as Company employees perform and (2) the Company’s performance creates or enhances an asset that the customer controls. Revenue is recorded based on daily drilling logs, recognized at the standalone selling price of the services provided as reduced proportionately for management’s estimate of volume or early pay discount where applicable. Upon initial recording, revenue is presented as unbilled revenue on the Company’s Consolidated Balance Sheet and subsequently reclassified to Accounts receivable when the final invoice is presented to the customer or accepted in the customer’s electronic invoice processing portal, as applicable. Amounts collected on behalf of third parties in conjunction with revenue, such as taxes, are generally presented gross as the Company is typically the principal in each taxing jurisdiction.

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.

Supplemental cash flow information

Non-cash transactions were as follows during the year ended December 31, 2024:

●	Purchases of property, plant, and equipment in Accounts payable of $36.3 million are not included under “Capital expenditures” within the Consolidated Statement of Cash Flows.
●	Purchases of property, plant, and equipment using seller-provided installment financing of $1.3 million in Accounts payable are not included under “Payments on seller-provided financing for capital expenditures” within the Consolidated Statement of Cash Flows.

Non-cash transactions were as follows during the year ended December 31, 2023:

●	Purchases of property, plant, and equipment in Accounts payable of $17.6 million are not included under “Capital expenditures” within the Consolidated Statement of Cash Flows.
●	Purchases of property, plant, and equipment using seller-provided installment financing of $5.5 million in Accounts payable are not included under “Payments on seller-provided financing for capital expenditures” within the Consolidated Statement of Cash Flows.

Non-cash transactions were as follows during the year ended December 31, 2022:

●	Purchases of property, plant, and equipment in Accounts payable of $9.1 million are not included under “Capital expenditures” within the Consolidated Statement of Cash Flows.
●	Purchases of property, plant, and equipment using seller-provided installment financing of $11.6 million in Accounts payable are not included under “Payments on seller-provided financing for capital expenditures” within the Consolidated Statement of Cash Flows.
●	During the year-to-date period ended December 31, 2022, the Company issued NESR ordinary share consideration of 1,650,000 shares as consideration for the WDVGE Investment (Note 8). These transactions were non-cash and do not appear in the Consolidated Statement of Cash Flows for the year-to-date period ended December 31, 2022.

Concentration of credit risk

The Company’s assets that are exposed to concentrations of credit risk consist primarily of cash, accounts receivable from customers, unbilled revenue from customers, and retention withholdings. The Company places its cash with financial institutions and limits the amount of credit exposure with any one of them. The Company regularly evaluates the creditworthiness of the issuers in which it invests. The Company minimizes this credit risk by entering into transactions with high-quality counterparties, limiting the exposure to each counterparty and monitoring the financial condition of its counterparties.

Unbilled revenue, accounts receivable and allowance for credit losses

Trade accounts receivable are recorded at the invoiced amount. Accounts receivable are reclassified from unbilled revenue when presented to the customer or accepted in the customer’s electronic invoice processing portal, if applicable. No interest is charged on past-due balances.

On January 1, 2022, the Company adopted Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments – Credit Losses (collectively, Accounting Standards Codification 326 (“ASC 326”)). The ASU introduced a new accounting model, the Current Expected Credit Losses model (“CECL”), which requires earlier recognition of credit losses and additional disclosures related to credit risk. The CECL model utilizes a lifetime expected credit loss measurement objective for the recognition of credit losses for loans and other receivables at the time the financial asset is originated or acquired. The expected credit losses are adjusted each period for changes in expected lifetime credit losses. This model replaces the multiple existing impairment models in current U.S. GAAP, which generally require that a loss be incurred before it is recognized. The new standard also applies to financial assets arising from revenue transactions such as unbilled revenue and accounts receivable. The Company recorded a $2.8 million cumulative-effect adjustment in opening retained (deficit) as of January 1, 2022, related to the adoption of ASC 326.

The Company monitors its customers’ payment history and current credit worthiness to determine that collectability of the related financial assets is reasonably assured. The Company also considers the overall business climate in which our customers operate. For accounts receivable, a loss allowance matrix is utilized to measure lifetime expected credit losses. The matrix contemplates historical credit losses by age of receivables, adjusted for any forward-looking information and management expectations.

Service inventories

The Company’s service inventory consists of spare parts and chemicals support ongoing operations which are held for the purpose of service contracts and are measured at the lower of cost or net realizable value. The cost is based on the weighted average cost principle and includes expenditures incurred in acquiring the service inventories. Net realizable value is the estimated selling price less estimated costs of completion and selling expenses incurred in the ordinary course of business.

The Company determines charges for obsolete service inventory based on historical usage of inventory on-hand, assumptions about future demand and market conditions and estimates about potential alternative uses, which are limited.

Property, plant and equipment

Property, plant and equipment, inclusive of equipment under capital lease, is stated at cost less accumulated depreciation. The cost of ordinary maintenance and repair is charged to operating expense, while replacement of critical components and major improvements that extend the life of the related asset are capitalized. Capital work in progress mainly represents costs incurred on drilling rigs and equipment that are in transit at the reporting date. No depreciation is charged to capital work in progress. Depreciation of property, plant and equipment is calculated using the straight-line method over the asset’s estimated useful life as follows:

Buildings and leasehold improvements	5 to 25 years or the estimated lease period, whichever is shorter
Drilling rigs, plant and equipment	1 to 15 years
Office equipment (furniture and fixtures) and tools	3 to 10 years
Vehicles and cranes	5 to 10 years

Equipment held under capital leases are generally amortized on a straight-line basis over the shorter of the estimated useful life of the underlying asset and the term of the lease.

Property, plant and equipment is reviewed for impairment on an annual basis or whenever events or changes in circumstances indicate the carrying value of an asset or asset group may not be recoverable. Events or circumstances that may indicate include, but are not limited to, matters such as a significant decline in market value or a significant change in business climate (“triggering events”). An impairment loss is recognized when the carrying value of an asset exceeds the estimated undiscounted future cash flows from the use of the asset and its eventual disposition.

The amount of impairment loss recognized is the excess of the asset’s carrying value over its fair value. In determining the fair market value of the assets, the Company considers market trends and recent transactions involving sales of similar assets, or when not available, discounted cash flow analysis. The Company has not recorded any impairment charges of property, plant and equipment in the accompanying Consolidated Statements of Operations for any of the periods presented.

Assets to be disposed of are reported at the lower of the carrying value or the fair value less cost to sell. Upon sale or other disposition of an asset, the Company recognizes a gain or loss on disposal measured as the difference between the net carrying value of the asset and the net proceeds received.

Production Management Assets

The Company’s IPM projects are focused on developing and managing production on behalf of the Company’s customers under long-term agreements. The Company invests its own services and products, and in some cases cash, into the field development activities and operations. Although in certain arrangements the Company is paid for a portion of the services or products it provides, generally the Company is not paid at the time of providing its services or upon delivery of its products. Instead, the Company is compensated based upon cash flow generated. Revenues from IPM arrangements, which is recognized as the related production is achieved, represented less than 1%, 1%, and 0% (zero) of the Company’s Revenues in 2024, 2023 and 2022, respectively.

The Company capitalizes its cash investments in a project as well as the direct costs associated with providing services or products for which the Company will be compensated when the related production is achieved. These capitalized investments are amortized to the Consolidated Statements of Operations as the related production is achieved based on the units of production method, whereby each unit produced is assigned a pro-rata portion of the unamortized costs based on estimated total production, resulting in a matching of revenue with the applicable costs. Amortization expense relating to these capitalized investments was $10.3 million, $13.7 million and $0.0 (zero) million in 2024, 2023 and 2022, respectively.

The unamortized portion of the Company’s investments in IPM projects was $6.5 million and $18.8 million at December 31, 2024 and 2023, respectively. These amounts are included within ‘Other assets’ in the Company’s Consolidated Balance Sheets.

At December 31, 2024 and 2023, and at interim reporting dates within those years, the Company assessed whether the unamortized costs associated with these investments exceed the present value of future cash flows from the projects, and recorded impairment charges of $1.6 million and $0.9 million during the years ended December 31, 2024 and 2023, respectively. The Company will continue to assess, in future reporting periods, whether the unamortized costs associated with these investments exceed the discounted present value of future cash flows, as a significant deviation in future production levels or future selling prices could result in a material charge in the Consolidated Statement of Operations for future reporting periods.

Goodwill

Goodwill is the excess cost of an acquired entity over the amounts assigned to assets acquired and liabilities assumed in a business combination.

Goodwill is evaluated for impairment on an annual basis on October 1st, or more frequently if circumstances require. The Company performs a qualitative assessment to determine whether it is more-likely-than-not that the fair value of the applicable reporting unit is less than its carrying amount. If the Company determines, as a result of its qualitative assessment, that it is not more-likely-than-not that the fair value of the applicable reporting unit is less than its carrying amount, no further testing is required. If the Company determines, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of the applicable reporting unit is less than its carrying amount, a goodwill impairment assessment is performed using a two-step, fair-value based test. Under the first step, goodwill is reviewed for impairment by comparing the carrying value of the reporting unit’s net assets (including allocated goodwill) to the fair value of the reporting unit. The fair value of the reporting units is determined using a discounted cash flow approach. Determining the fair value of a reporting unit requires judgment and the use of significant estimates and assumptions. Such estimates and assumptions include revenue growth rates, discount rates, operating margins, weighted average costs of capital, market share and future market conditions, among others. If the reporting unit’s carrying value is greater than its fair value, a second step is performed whereby the implied fair value of goodwill is estimated by allocating the fair value of the reporting unit in a hypothetical purchase price allocation analysis. If the amount of goodwill resulting from this hypothetical purchase price allocation is less than the carrying value of the reporting unit’s goodwill, the recorded carrying value of goodwill is written down to the implied fair value. The Company performed quantitative assessments for both of its reporting units as of October 1, 2024, October 1, 2023, and October 1, 2022, and has not recorded any impairment charge for goodwill in the accompanying Consolidated Statements of Operations for any of the periods presented.

Intangible assets

Intangible assets were identified that met either the separability criterion or the contractual-legal criterion described in ASC 805. The Company’s intangible assets with finite lives consist of customer contracts, trademarks and trade names. The cost of intangible assets with finite lives is amortized over the estimated period of economic benefit on a straight-line basis, ranging from eight to ten years. Asset lives are adjusted whenever there is a change in the estimated period of economic benefit. No residual value has been assigned to these intangible assets.

Intangible assets with finite lives are tested for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. These conditions may include a change in the extent or manner in which the asset is being used or a change in future operations. The Company assesses the recoverability of the carrying amount by preparing estimates of future revenue, margins and cash flows. If the sum of expected future cash flows (undiscounted) is less than the carrying amount, an impairment loss is recognized. The impairment loss recognized is the amount by which the carrying amount exceeds the fair value. Fair value of these assets may be determined by a variety of methodologies, including discounted cash flow models.

Investments in Equity Instruments

Investments in equity instruments (of entities in which the Company do not have either a controlling financial interest or significant influence, most often because the Company holds a voting interest of 0% to 20%) are recorded at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar equity securities of the same issuer. These changes are recorded in Other income / (expense), net in the Consolidated Statements of Operations.

Equity method investments are equity holdings in entities in which the Company do not have a controlling financial interest, but over which the Company has significant influence, most often because the Company holds a voting interest of 20% to 50%. The results of our equity method investments are presented in the Consolidated Statements of Operations within Other income(expense) net. Investments in, and advances to, equity method investments are presented on a one-line basis in the caption Other assets in our Consolidated Balance Sheets.

Leasing

The Company evaluates contracts and similar arrangements under ASU 2016-02, Leases, with amendments in 2018, 2019, and 2020 (collectively, “ASC 842”) to determine whether they contain a lease. ASC 842 requires balance sheet recognition of both finance and operating leases with lease terms longer than one year.

The Company determines if an arrangement contains a lease at inception. The Company has operating leases that primarily consist of land and buildings. The Company also has finance leases for its equipment. Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. The lease term is determined to be the non-cancelable period including any lessee renewal options considered to be reasonably certain of exercise. The Company has elected the practical expedient to utilize the risk-free rate over a similar period as the remaining lease term as the applicable discount rate. Lease expense for fixed lease payments on operating leases is recognized over the expected term on a straight-line basis, while interest expense for fixed lease payments on finance leases is recognized using the effective interest method.

Employee benefits

The Company provides defined benefit plan of severance pay to the eligible employees. The severance pay plan provides for a lump sum payment to employees on separation (retirement, resignation, death while in employment or on termination of employment) of an amount based upon the employees last drawn salary and length of service, subject to the completion of minimum service period (1-2 years) and taking into account the provisions of local applicable law or as per applicable employee contracts. The Company records annual amounts relating to these long-term employee benefits based on calculations that incorporate various actuarial and other assumptions, including discount rates, mortality, assumed rates of return, compensation increases and turnover rates. The Company reviews its assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends when it is appropriate to do so. The effect of modifications to those assumptions is recorded in the statement of income. The Company believes that the assumptions utilized in recording its obligations under its plans are reasonable based on its experience and market conditions. The net periodic costs are recognized as employees render the services necessary to earn these benefits. Contributions to a defined contribution retirement plan and occupational hazard insurance for Omani employees in accordance with the Omani Social Insurances Law are recognized as an expense as incurred.

Income taxes

The Company applies an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are computed for differences between the financial statement carrying amount and the tax basis of assets and liabilities that will result in future deductible or taxable amounts and for carryforwards, based on enacted tax laws and rates applicable to the periods in which the deductible or taxable temporary differences are expected to affect taxable income. Valuation allowances are established to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company applies a recognition threshold and measurement attribute for evaluating tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position, based solely on the technical merits, must be more-likely-than-not to be sustained upon examination by taxing authorities. Recognized tax positions are measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement. The Subsidiaries operate in multiple tax jurisdictions in the Middle East, North Africa and Asia. The Company has provided for income taxes based on enacted tax laws and tax rates in effect in the countries where the Company operates and earns income. The income taxes in these jurisdictions vary substantially. The Company engages in transactions in which the income tax consequences may be subject to uncertainty and examination by the varying taxing authorities. Significant judgment is required by the Company’s management in assessing and estimating the income tax consequences of these transactions. While the Company prepares tax returns based on interpretations of tax laws and regulations, in the normal course of business, the income tax returns may be subject to examination by the various taxing authorities. Such examinations may result in future assessments of additional income tax, interest and penalties. NESR classifies interest and penalties relating to an underpayment of income taxes within income tax (expense) / benefit in the Consolidated Statements of Operations. Considerable judgment is involved in determining which tax positions are more likely than not to be sustained.

Commitments and contingencies

The Company accrues for costs relating to litigation claims and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. In circumstances where the most likely outcome of a contingency can be reasonably estimated, the Company accrues a liability for that amount. Where the most likely outcome cannot be estimated, a range of potential losses is established and if no one amount in that range is more likely than others, the low end of the range is accrued. Such estimates may be based on advice from third parties or on management’s judgment, as appropriate. Revisions to contingent liabilities are reflected in income in the period in which different facts or information become known or circumstances change that affect the Company’s previous judgments with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of contingent liabilities may be materially different from previous estimates and could require adjustments to the estimated reserves to be recognized in the period such new information becomes known.

Stock-based compensation arrangements

The Company provides stock-based compensation in the form of restricted stock awards to members of its Board of Directors and employees. Awards are issued pursuant to the terms of the Company’s Amended and Restated 2018 Long Term Incentive Plan (the “Amended LTIP”) and valued at their grant date fair value. Grants to members of the Company’s Board of Directors are time-based and vest ratably over a 1-year period. Grants to Company employees are time-based and with limited exceptions, vest ratably over a 3-year period.

Net income / (loss) per ordinary share

Basic income per ordinary share is computed by dividing basic net income/ (loss) by the weighted-average number of ordinary shares outstanding. Diluted income per ordinary share was computed by dividing diluted net income / (loss) by the weighted-average number of ordinary shares outstanding plus dilutive potential ordinary shares, if any. Dilutive potential ordinary shares include outstanding warrants, restricted stock awards, and/or other contracts to issue ordinary stock and are determined by applying the treasury stock method, reverse treasury stock method, if-converted method or contingently issuable share method, as applicable, if dilutive.

Derivative financial instruments

The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain features that qualify as an embedded derivative. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as other income (expense).

Fair value of financial instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, unbilled revenue, accounts payable, leases, contingent consideration assumed in the Action transaction, and loans and borrowings. The fair value of the Company’s financial instruments under ASC Topic 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the accompanying Consolidated Balance Sheet, primarily due to their short-term nature or market-index features, as applicable.

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

●	Level 1 - Quoted prices in active markets for identical assets or liabilities.

●	Level 2 - Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3 - Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

Segment information

An operating segment is defined as a component of an enterprise that engages in business activities from which it may earn revenues and incur expenses and about which separate financial information is regularly evaluated by the Company’s chief operating decision maker (“CODM”) in deciding how to allocate resources. Similar operating segments can be aggregated into a single operating segment if the businesses are similar. Management has determined that the Company has two operating segments and two reportable segments (Note 19), which reflects the manner in which the CODM operates the Company. The Company’s CODM is its Chief Executive Officer.

Recently issued accounting standards not yet adopted

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires a tabular reconciliation using both percentages and amounts, broken out into specific categories with certain reconciling items at or above 5% of the statutory tax further broken out by nature and/or jurisdiction. This ASU also has disclosure requirements related to income taxes paid (net of refunds received), broken out between federal, state/local and foreign, and amounts paid to an individual jurisdiction when 5% or more of the total income taxes paid. The ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company does not intend to early adopt this standard. The Company is currently reviewing the impact of the adoption on the consolidated financial statements.

On November 4, 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation Of Income Statement Expenses, which requires disaggregated disclosure of income statement expenses for public business entities (“PBEs”). The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. ASU 2024-03 is effective for all PBEs for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently reviewing the impact of the adoption on the consolidated financial statements.

All new accounting pronouncements that have been issued but not yet effective are currently being evaluated and, at this time, are not expected to have a material impact on our financial position or results of operations.